Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	If we were to grant stock options, our expectation is that they would be granted during the window that we typically approve our annual compensation programs for our NEOs, which is usually not at a time when we have just disclosed material nonpublic information or are about to disclose material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true